Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Classes of Share Capital

	Class A shares	Class B shares	Undesignated shares	Total
At January 1, 2022	22,262,800	123,500,000	—	145,762,800
Issuance of shares (Note)	624,474	—	—	624,474

At December 31, 2022	22,887,274	123,500,000	—	146,387,274
Issuance of shares (Note)	222,945	—	—	222,945

At December 31, 2023	23,110,219	123,500,000	—	146,610,219

Summary of Share Capital

	Class A shares	Class B shares	Undesignated shares	Total
	S$’000	S$’000	S$’000	S$’000

Amount of outstanding shares issued:
At December 31, 2022	3	16	—	19
At December 31, 2023	3	16	—	19